UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21286

Name of Fund:  BlackRock Preferred Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21286
Reporting Period: 07/01/2006 - 06/30/2007
Preferred Income Strategies Fund, Inc.









=============== BLACKROCK PREFERRED INCOME STRATEGIES FUND, INC. ===============




==================== PREFERRED INCOME STRATEGIES FUND, INC. ====================


CARRAMERICA REALTY CORP.

Ticker:       CRE            Security ID:  144418704
Meeting Date: JUL 11, 2006   Meeting Type: Special
Record Date:  MAY 22, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management


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HEALTH CARE REIT, INC.

Ticker:       HCN            Security ID:  42217K403
Meeting Date: MAY 11, 2007   Meeting Type: Annual
Record Date:  MAR 14, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Preferred Stock       For       Against    Management


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PACIFIC GAS & ELECTRIC COMPANY

Ticker:       PCG.PA         Security ID:  694308206
Meeting Date: APR 18, 2007   Meeting Type: Annual
Record Date:  FEB 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David R. Andrews           For       For        Management
1.2   Elect Director Leslie S. Biller           For       For        Management
1.3   Elect Director David A. Coulter           For       For        Management
1.4   Elect Director C. Lee Cox                 For       For        Management
1.5   Elect Director Peter A. Darbee            For       For        Management
1.6   Elect Director Maryellen C. Herringer     For       For        Management
1.7   Elect Director Thomas B. King             For       For        Management
1.8   Elect Director Richard A. Meserve         For       For        Management
1.9   Elect Director Mary S. Metz               For       For        Management
1.10  Elect Director Barbara L. Rambo           For       For        Management
1.11  Elect Director Barry Lawson Williams      For       For        Management
2     Ratify Auditors                           For       For        Management


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PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D257
Meeting Date: MAY 3, 2007    Meeting Type: Annual
Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       For        Management
      FROM A CALIFORNIA CORPORATION TO A
      MARYLAND REAL ESTATE INVESTMENT TRUST.
2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       For        Management
      OF THE ANNUAL MEETING IF NECESSARY.


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PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D299
Meeting Date: MAY 3, 2007    Meeting Type: Annual
Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       For        Management
      FROM A CALIFORNIA CORPORATION TO A
      MARYLAND REAL ESTATE INVESTMENT TRUST.
2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       For        Management
      OF THE ANNUAL MEETING IF NECESSARY.

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Preferred Income Strategies Fund, Inc.


Date: August 15, 2007